Schedule of minimum lease payments in future periods (Details) - USD ($)		6 Months Ended
	Nov. 29, 2022	Jun. 30, 2026	Dec. 31, 2025
Leases
Operating lease payments, twelve months ending June 30, 2027		$ 36,541
Short term lease payments, twelve months ending June 30, 2027		248
Twelve months ending June 30, 2027		36,789
Operating lease payments, twelve months ending June 30, 2028		38,368
Short term lease payments, twelve months ending June 30, 2028
Twelve months ending June 30, 2028		38,368
Operating lease payments, twelve months ending June 30, 2029		19,651
Short term lease payments, twelve months ending June 30, 2029
Twelve months ending June 30, 2029		19,651
Operating lease payments, total minimum lease payments		94,560
Short term lease payments, total minimum lease payments		248
Total minimum lease payments		94,808
Operating lease payments, discount		(8,024)
Short term lease payments, discount
Less: discount		(8,024)
Operating lease payments, present value of minimum lease payments	$ 700	86,536
Short term lease payments, present value of minimum lease payments		248
Present value of minimum lease payments		86,784
Operating lease payments, minimum lease payments, current		(31,577)	$ (31,238)
Short term lease payments, minimum lease payments, current		(248)
Less: minimum lease payments, current		(31,825)
Operating lease payments, minimum lease payments, non-current		54,959	$ 75,306
Short term lease payments, minimum lease payments, non-current
Minimum lease payments, non-current		$ 54,959